Investment Strategy - TrueShares ConVex Protect ETF	Jun. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that aims to provide the benefits of partial U.S. large cap equity market exposure while mitigating a meaningful portion of the risk posed by a decline in U.S. large cap equity markets. The adviser’s strategy is designed to achieve the Fund’s goals, typically, through the use of annual (one-year) option positions laddered across rolling three-month periods. This strategy potentially results in capital appreciation with lower volatility and mitigated downside equity market risk. The Fund’s first “ladder” of options positions will have four sets of expiration dates set at approximately at one-quarter, two-quarters, three-quarters, and one-year from the date the Fund commences operations. Approximately one-fourth of the Fund’s option positions will expire quarterly and will be replaced with one-year options.

The Fund seeks to achieve these goals by combining: (1) an investment of substantially all its assets in a portfolio of income-generating securities with (2) an investment in a combination of written put options and purchased call options on securities or indexes that are representative of U.S. large capitalization companies. Additionally, ConVex in the Fund’s name is a reference to the expected accelerated (i.e. convex) returns from the Fund’s equity-linked call options portfolio. Protect in the Fund’s name is a reference to the partial protection from declines in the U.S. large cap equity market that is expected to be achieved from the Fund’s option strategy. The adviser expects that the options portfolio will contribute to capital appreciation, but with lower volatility relative to the broader U.S. large cap equity market.

Income Component

The Fund seeks income through a strategy focused primarily on a variety of income-producing securities. The Fund invests primarily in: (i) U.S. Treasuries; (ii) U.S. government and corporate bonds; (iii) AAA rated tranches of collateralized loan obligations (“CLOs”); (iv) preferred stock; (v) pre-merger special purpose acquisition companies (“SPACs”); (vi) investment company debt; and (vii) income-producing ETFs. CLOs are a type of special purpose vehicle that issue securities generally backed by an asset or a pool of assets that serve as collateral. Most CLOs are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. The Fund invests in only the highest-rated AAA senior tranches of CLOs. A SPAC is a “blank check” company with no commercial operations that is designed to raise capital via an initial public offering for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination with one or more operating companies. Pre-merger SPACs are SPACs that are either seeking a target for a business combination or have not yet completed a combination with an identified target. However, pre-merger SPACs do not typically pay dividends or other forms of income, rather they are purchased at a discount and accrue interest much like a zero coupon bond.

The Fund invests without restriction as to the maturity of any individual debt instrument, but anticipates a typical average maturity of less than five years for the debt instrument portion of its income portfolio. The Fund restricts credit quality to investment grade debt instruments, at the time of purchase. The Fund defines investment grade debt as that rated BBB- or higher by S&P Global Ratings (formerly known as Standard & Poor’s Ratings Services) or similarly by another nationally recognized statistical rating organization, or, if unrated, determined by the adviser to be of equivalent quality. Generally, the adviser constructs this portion of the Fund’s portfolio to maximize yield within the constraints described above. The adviser focuses on a buy and hold approach but may sell a security when a more attractive security becomes available.

To generate higher income, the Fund may also employ an option box spread strategy. While gains from options are capital gains, this options strategy is commonly referred to as an income producer and, therefore, is included in the Fund’s income component description. A box spread is a four-part, same expiration date, option portfolio with a maturity payout that does not vary and is considered a form of synthetic money market instrument. For example, the four parts of a box spread could be composed of (i) a long $5 in-the-money call option position paired with (ii) a written $5 out-of-the-money call option position; and (iii) a long $5 in-the-money put option position paired with (iv) a written $5 out-of-the-money put option position. At expiration of the options, no matter what the price of the underlying reference asset is, the payout to the Fund will be $10. If the Fund can construct this portfolio for less than $10 it will be profitable at expiration.

The chart below illustrates the $10 payout that results from the example above. As the call leg increases in value, the put leg decreases in value such that, in total, the payoff is always $10.

Options Component

The Fund seeks partial U.S. large cap equity exposure by investing in standardized exchange-listed options or in exchange-traded FLexible EXchange Options® (“FLEX Options”), which are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). The adviser selects options on securities, indexes, or ETFs that it believes are representative of U.S. large capitalization companies. The Fund defines large-capitalization companies as those with market capitalizations above $10 billion at the time of measurement, and defines U.S. companies as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintains 50% or more of its employees, assets, investments, operations, or other business activity in the U.S.

A call option gives the owner the right, but not the obligation, to buy a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a call option generally will decrease, whereas the value of a call option will generally increase if the reference asset appreciates in value. A put option gives the owner the right, but not the obligation, to sell a reference asset at a specified price (strike price) within or at the end of a specific time period. In the event the reference asset declines in value, the value of a put option generally will increase, whereas the value of a put option will generally decrease if the reference asset appreciates in value. Under normal circumstances, the Fund anticipates trading annual (one-year) options laddered across rolling three-month periods (i.e., quarterly); however, the Fund may trade options with expiration dates that are modestly longer or shorter for a number of reasons such as if market volatility renders them more cost-effective. “Laddered” in this context refers to the Fund trading one-year options positions at the beginning of each quarter so that the expiration dates of the overall options portfolio are staggered (i.e., three-months apart). The goal of this laddered approach is to mitigate timing risks associated with the entire options portfolio expiring at a time when the relative price of the reference asset is unfavorable.

To generate partial exposure to U.S. large capitalization companies, the Fund writes a put option that is modestly in-the-money (e.g. strike price of $104 when the reference asset is at $100); while also purchasing a modestly out-of-the-money call option (e.g. strike price of $106 when the reference asset is at $100). The Fund may also use a ladder of call options (i.e., purchasing call options with varying strike prices that are modestly out-of-the-money) when the adviser believes this is a more economically efficient means to capture U.S. large cap equity market gains. The Fund writes put options that collectively represent approximately 50% of notional portfolio exposure, while utilizing the call options (that collectively represent approximately 100% of notional portfolio exposure) to provide significant exposure to the U.S. large cap equity market. The adviser’s selection of option strike prices is dependent on an analysis of the complex interaction between strike price, interest rates, maturity, and volatility. By using this combination of options, the Fund intends to capture a significant portion of U.S. large cap equity market gains if the option strike price is breached while only exposing the Fund to approximately half of U.S. large cap equity market losses.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.